Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Schedule of Deferred Tax Assets

	2025	2024
	US$'000	US$'000
		(Recast)
The balance comprises temporary differences attributable to:
Tax losses	22,568	1,162
Intangible assets	-	-
Employee benefit obligations	16,160	4,005
Lease liabilities	14,532	1,258
Inventories	22,283	22,643
Other	1,931	5,279
Total deferred tax assets	77,474	34,347
Set-off of deferred tax liabilities pursuant to set-off provisions	(18,121)	(5,427)
Net deferred tax assets	59,353	28,920

Schedule of Movements in Deferred Tax Assets and Liabilities

	Tax losses	Intangible assets	Employee benefit obligations	Lease liabilities	Inventories	Other	Total	1.
Deferred tax assets movements	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	1.
Balance at January 1, 2025	1,162	-	4,005	1,258	22,643	5,279	34,347
Credited/(charged):
on acquisition	10,867	-	-	13,670	-	-	24,537
to profit and loss	10,539	-	12,155	(396)	(360)	(3,348)	18,590
Balance at December 31, 2025	22,568	-	16,160	14,532	22,283	1,931	77,474

	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)	(Recast)
Balance at January 1, 2024	-	5,675	1,909	1,218	7,507	364	16,673
Credited/(charged):							-
to profit and loss	1,162	(5,675)	2,096	40	15,136	4,915	17,674
Balance at December 31, 2024	1,162	-	4,005	1,258	22,643	5,279	34,347

	Intangible assets	Right-of- use assets	Unrealized foreign exchange gains	Total
Deferred tax liabilities movements	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2025	5,796	1,621	3,806	11,223
Charged/(credited):
on acquisition	32,079	13,070	-	45,149
to profit and loss	6,831	(376)	-	6,455
Balance at December 31, 2025	44,706	14,315	3,806	62,827

	(Recast)	(Recast)	(Recast)	(Recast)
Balance at January 1, 2024	1,625	1,057	-	2,682
Charged/(credited):
on acquisition	5,203	-	-	5,203
to profit and loss	(1,032)	564	3,806	3,338
Balance at December 31, 2024	5,796	1,621	3,806	11,223

Schedule Of Disclosure of Deferred Tax Liabilities

	2025	2024
	US$'000	US$'000
		(Recast)
The balance comprises temporary differences attributable to:
Intangible assets	44,706	5,796
Right-of-use assets	14,315	1,621
Unrealized foreign exchange gains	3,806	3,806
Total deferred tax liabilities	62,827	11,223
Set-off of deferred tax assets pursuant to set-off provisions	(18,121)	(5,427)
Net deferred tax liabilities	44,706	5,796

Schedule of Unrecognized Deferred Tax Assets	The composition of the Group’s unrecognized deferred tax assets is as follows:

	2025	2024
Unrecognized deferred tax assets	US$'000	US$'000
		(Recast)
Tax losses and tax credits	112,725	90,426
Temporary differences in relation to provisions	-	2
Temporary differences in relation to employee benefit obligations	1,363	1,213
Temporary differences in relation to intangible assets	-	678
Temporary differences in relation to inventories	-	332
Temporary differences in relation to lease liabilities	1,819	419
Temporary differences in relation to share-based payments	9,500	19,777
Total unrecognized deferred tax assets	125,407	112,847

Schedule of Unrecognized Tax Losses

Unused tax losses and carried forward tax credits for which no deferred tax asset has been recognized	2025	2024	2023
	US$'000	US$'000	US$'000
		(Recast)	(Recast)
Australia	112,633	83,326	56,717
Other countries	92	7,100	1,029
Unrecognized income tax benefit	112,725	90,426	57,746
Unused tax losses and carried forward tax credits for which a deferred tax asset has been recognized
Other countries	3,431	1,162	-
Recognized income tax benefit	3,431	1,162	-